Leases - non-cancelable operating lease agreement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Supplemental information related to operating leases
Operating lease right-of-use assets, net	¥ 30,911	¥ 13,818
Operating lease liabilities-current	(31,293)	(16,302)
Operating lease liabilities-non-current	(15,093)	(586)
Total operating lease liabilities	¥ (46,386)	¥ (16,888)
Weighted average remaining lease term	1 year 4 months 2 days	1 year 1 month 2 days
Weighted average discount rate	4.75%	4.75%